Convertible Senior Notes - Schedule of Total Interest Expense Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Debt Disclosure [Abstract]
0.125% coupon	$ 126	$ 126	$ 378	$ 252	$ 378
Amortization of debt issuance costs	14	13	40	26	39
Amortization of debt discount	4,641	4,378	13,724	8,694	13,137
Total	$ 4,781	$ 4,517	$ 14,142	$ 8,972	$ 13,554